Net income/(loss) per share	12 Months Ended
Dec. 31, 2018
Net income/(loss) per share
Net income/(loss) per share

28.Net income/(loss) per share

Basic and diluted net income/(loss) per share for each of the years presented are calculated as follows:

	For the year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB

Numerator:
Net income/(loss) from continuing operations attributable to ordinary shareholders	(2,000,444)	116,819	(2,491,633)
Net loss from discontinued operations attributable to ordinary shareholders	(1,806,346)	(269,076)	—
Net loss attributable to ordinary shareholders	(3,806,790)	(152,257)	(2,491,633)

Denominator:
Weighted average number of shares – basic	2,804,767,889	2,844,826,014	2,877,902,678
Adjustments for dilutive options and RSUs	—	66,635,803	—
Weighted average number of shares – diluted	2,804,767,889	2,911,461,817	2,877,902,678

Basic net income/(loss) per share from continuing operations attributable to ordinary shareholders	(0.71)	0.04	(0.87)
Basic net loss per share from discontinued operations attributable to ordinary shareholders	(0.64)	(0.09)	—
Basic net loss per share attributable to ordinary shareholders	(1.36)	(0.05)	(0.87)

Diluted net income/(loss) per share from continuing operations attributable to ordinary shareholders	(0.71)	0.04	(0.87)
Diluted net loss per share from discontinued operations attributable to ordinary shareholders	(0.64)	(0.09)	—
Diluted net loss per share attributable to ordinary shareholders	(1.36)	(0.05)	(0.87)

Generally, basic net loss per share is computed using the weighted average number of ordinary shares outstanding during the period. Diluted net loss per share is computed using the weighted average number of ordinary shares and dilutive potential ordinary shares outstanding during the respective year. The potentially dilutive ordinary shares that were not included in the calculation of diluted net loss per share in the periods presented where their inclusion would be anti-dilutive include RSUs and options to purchase ordinary shares of 117,014,016,  146,268,314 and 160,431,097 for the years ended December 31, 2016, 2017 and 2018 on a weighted average basis, respectively. For the year ended December 31, 2018, as JD Logistics was in a loss position, the effect of redemption feature of Jingdong Express Series A Preferred Shares was anti-dilutive and excluded from the calculation of diluted net loss per share.